Gains and losses on disposal and main changes in scope of consolidation - Squeeze-out offer (Details) - Business and Decision [member] - EUR (€) € in Millions		12 Months Ended
	May 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 19, 2018	Jun. 05, 2018
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest aimed to acquire at public offer	6.38%
Acquisition cost		€ 4	€ 3	€ 4	€ 50
Ownership interest held		100.00%